Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Consolidated Results of Operations
Our consolidated results of operations by quarter for the years ended December 31, 2013 and 2012 were as follows (millions, except per unit amounts):

2013	First (a)	Second (a)	Third (a)	Fourth (a)	Year Ended December 31, 2013 (a)
Total operating revenues	$749	$792	$689	821	3,051
Operating income	$65	$117	$14	48	244
Net income	$60	$111	$6	40	217
Net income attributable to noncontrolling interests	$(3)	$(4)	$(3)	(7)	(17)
Net income (loss) attributable to partners	$57	$107	$3	33	200
Net income (loss) allocable to limited partners	$31	$86	$(20)	8	105
Basic and diluted net income (loss) per limited partner unit	$0.48	$1.11	$(0.24)	0.09	1.34

(a)Our consolidated results of operations have been adjusted to retrospectively include the historical results of the Lucerne 1 plant for all periods presented.

2012	First (a)	Second (a)	Third (a)	Fourth (a)	Year Ended December 31, 2012 (a)
Total operating revenues	$855	$680	$618	$671	$2,824
Operating income	$52	$99	$13	$82	$246
Net income	$44	$90	$14	$81	$229
Net income attributable to noncontrolling interests	$(4)	$(2)	$(2)	$(5)	$(13)
Net income attributable to partners	$40	$88	$12	$76	$216
Net income (loss) allocable to limited partners	$12	$69	$(9)	$52	$124
Basic and diluted net income (loss) per limited partner unit	$0.26	$1.33	$(0.16)	$0.87	$2.28